General and administrative ("G&A") expenses - Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Selling, general and administrative expense [abstract]
Wages, benefits and consulting	$ (9,064)	$ (8,004)
Office, rent and administration	(1,583)	(1,431)
Professional and legal	(1,256)	(1,325)
Share-based compensation	(10,306)	(6,874)
Travel, marketing, investor relations and regulatory	(1,417)	(944)
Withholding taxes	(1,519)	(1,310)
Depreciation	(119)	(134)
Total G&A expense	$ (25,264)	$ (20,022)